Financial Instruments - Concentration of Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 customer
Concentration of Risk
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund (as a percent)	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund (as a percent)	50.00%
Accounts receivable denominated in RMB	$ 601,876	$ 527,897
Current liabilities denominated in RMB	$ 1,719,203	1,143,661
Percentage of consolidated net assets that restricted net assets did not exceed (as a percent)	25.00%
Exposure to credit loss | Cash, cash equivalents and short-term investments | China
Concentration of Risk
Cash, cash equivalents and short-term investments	$ 2,800,000	$ 2,300,000
Maximum term of original maturity of time deposits	12 months	12 months
Customer concentration risk | Consolidated net revenues benchmark
Concentration of Risk
Number of customers accounted for more than 10% | customer	0	0	0
Customer concentration risk | Consolidated net accounts receivables benchmark
Concentration of Risk
Number of customers accounted for more than 10% | customer	2	3
Customer concentration risk | Consolidated net accounts receivables benchmark | Customer A
Concentration of Risk
Percentage of benchmark derived from specified source (as a percent)	10.00%	10.00%
Customer concentration risk | Consolidated net accounts receivables benchmark | Customer B
Concentration of Risk
Percentage of benchmark derived from specified source (as a percent)	18.00%	13.00%
Customer concentration risk | Consolidated net accounts receivables benchmark | Customer C
Concentration of Risk
Percentage of benchmark derived from specified source (as a percent)		15.00%
Currency concentration risk | Cash, cash equivalents, restricted cash and short-term investments | RMB
Concentration of Risk
Cash, cash equivalents and short-term investments	$ 1,400,000	$ 1,200,000
Percentage of benchmark derived from specified source (as a percent)	44.00%	49.00%
Currency concentration risk | Consolidated net accounts receivables benchmark | RMB
Concentration of Risk
Accounts receivable denominated in RMB	$ 601,300	$ 527,900
Currency concentration risk | Current liabilities | RMB
Concentration of Risk
Percentage of benchmark derived from specified source (as a percent)	87.00%	95.00%
Current liabilities denominated in RMB	$ 1,497,100	$ 1,091,900